LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–86.16%
Aerospace & Defense–1.74%
BWX Technologies	16,016	$ 780,139
Hexcel	21,600	803,304
Huntington Ingalls Industries	5,300	965,713
L3Harris Technologies	40,431	7,282,432
Textron	16,000	426,720
TransDigm Group	5,500	1,761,045
		12,019,353
Air Freight & Logistics–0.13%
CH Robinson Worldwide	5,600	370,720
Expeditors International of Washington	8,000	533,760
		904,480
Airlines–0.27%
Alaska Air Group	27,000	768,690
Copa Holdings Class A	5,300	240,037
†United Airlines Holdings	26,700	842,385
		1,851,112
Auto Components–0.21%
Aptiv	29,400	1,447,656
		1,447,656
Automobiles–0.10%
Ferrari	4,500	686,565
		686,565
Banks–0.73%
Fifth Third Bancorp	17,300	256,905
First Republic Bank	33,746	2,776,621
Pinnacle Financial Partners	5,526	207,446
Signature Bank	5,700	458,223
†SVB Financial Group	5,200	785,616
Webster Financial	25,785	590,476
		5,075,287
Beverages–0.18%
Brown-Forman Class B	22,400	1,243,424
		1,243,424
Biotechnology–1.96%
†ACADIA Pharmaceuticals	7,900	333,775
†Agios Pharmaceuticals	11,000	390,280
†Alexion Pharmaceuticals	5,300	475,887
†Alkermes	15,700	226,394
†Alnylam Pharmaceuticals	10,400	1,132,040
†Amarin ADR	37,700	150,800
†Argenx ADR	2,363	311,278
†Ascendis Pharma ADR	2,545	286,593
†BioMarin Pharmaceutical	17,800	1,504,100
†Bluebird Bio	2,100	96,516
†Blueprint Medicines	4,300	251,464
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Exact Sciences	27,400	$ 1,589,200
†Exelixis	28,100	483,882
†FibroGen	5,500	191,125
†Incyte	24,100	1,764,843
†Ionis Pharmaceuticals	13,600	643,008
†Neurocrine Biosciences	14,395	1,245,887
†Sage Therapeutics	5,427	155,863
†Sarepta Therapeutics	6,500	635,830
†Seattle Genetics	11,696	1,349,485
†Ultragenyx Pharmaceutical	8,330	370,102
		13,588,352
Building Products–0.88%
Allegion	9,300	855,786
AO Smith	16,700	631,427
Fortune Brands Home & Security	13,978	604,548
Lennox International	15,715	2,856,830
Trane Technologies	13,800	1,139,742
		6,088,333
Capital Markets–3.66%
Apollo Global Management	46,523	1,558,520
Cboe Global Markets	27,800	2,481,150
FactSet Research Systems	1,700	443,156
Lazard Class A	22,958	540,890
MarketAxess Holdings	3,950	1,313,652
Moody's	3,150	666,225
MSCI	33,460	9,668,602
Nasdaq	69,644	6,612,698
Northern Trust	5,000	377,300
Tradeweb Markets Class A	40,199	1,689,966
		25,352,159
Chemicals–1.13%
†Axalta Coating Systems	16,600	286,682
Celanese	6,700	491,713
CF Industries Holdings	14,263	387,954
Chr Hansen Holding	25,204	1,859,872
PPG Industries	7,300	610,280
RPM International	20,500	1,219,750
Scotts Miracle-Gro	27,083	2,773,299
Valvoline	13,958	182,710
		7,812,260
Commercial Services & Supplies–2.21%
ADT	38,600	166,752
Cintas	12,000	2,078,640
†Copart	117,307	8,037,875
†IAA	76,331	2,286,877
KAR Auction Services	15,300	183,600
Ritchie Bros Auctioneers	11,400	389,652
Rollins	20,350	735,449
LVIP Blended Mid Cap Managed Volatility Fund–1

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Waste Connections	17,950	$ 1,391,125
		15,269,970
Communications Equipment–0.33%
Motorola Solutions	17,100	2,272,932
		2,272,932
Construction & Engineering–0.06%
Valmont Industries	3,800	402,724
		402,724
Construction Materials–0.97%
Eagle Materials	5,700	332,994
Vulcan Materials	58,852	6,360,136
		6,693,130
Consumer Finance–0.09%
Discover Financial Services	17,000	606,390
		606,390
Containers & Packaging–0.70%
Avery Dennison	13,000	1,324,310
Ball	34,300	2,217,838
International Paper	9,800	305,074
Sealed Air	40,400	998,284
		4,845,506
Distributors–0.49%
Pool	17,097	3,364,177
		3,364,177
Diversified Consumer Services–1.77%
†Bright Horizons Family Solutions	90,699	9,251,298
†Grand Canyon Education	10,600	808,621
Service Corp. International	32,300	1,263,253
†ServiceMaster Global Holdings	33,900	915,300
		12,238,472
Electrical Equipment–1.48%
AMETEK	88,655	6,384,933
†Generac Holdings	7,100	661,507
Hubbell	9,600	1,101,504
Rockwell Automation	10,800	1,629,828
†Sensata Technologies Holding	16,900	488,917
		10,266,689
Electronic Equipment, Instruments & Components–2.26%
Amphenol Class A	76,768	5,594,852
CDW	25,900	2,415,693
Cognex	15,800	667,076
†Coherent	4,100	436,281
Corning	45,000	924,300
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
FLIR Systems	25,613	$ 816,798
†IPG Photonics	3,000	330,840
†Keysight Technologies	20,619	1,725,398
Littelfuse	13,109	1,749,003
†Zebra Technologies Class A	5,200	954,720
		15,614,961
Entertainment–1.78%
†Electronic Arts	27,723	2,777,013
†Live Nation Entertainment	16,000	727,360
†Take-Two Interactive Software	67,136	7,963,001
†Zynga Class A	121,500	832,275
		12,299,649
Equity Real Estate Investment Trusts–2.36%
American Campus Communities	7,254	201,298
CoreSite Realty	5,293	613,459
CubeSmart	13,500	361,665
Extra Space Storage	43,298	4,146,216
MGM Growth Properties Class A	24,400	577,548
SBA Communications	37,914	10,235,643
SL Green Realty	4,600	198,260
		16,334,089
Food & Staples Retailing–0.12%
Casey's General Stores	6,420	850,586
		850,586
Food Products–0.68%
Conagra Brands	21,100	619,074
Hershey	9,900	1,311,750
Hormel Foods	9,700	452,408
McCormick & Co Non-Voting Shares	10,300	1,454,463
Tyson Foods Class A	15,222	880,897
		4,718,592
Gas Utilities–0.08%
Atmos Energy	5,700	565,611
		565,611
Health Care Equipment & Supplies–5.43%
†ABIOMED	5,400	783,864
†Align Technology	11,512	2,002,512
Cooper	17,215	4,745,659
†DexCom	21,103	5,682,405
†Hologic	37,100	1,302,210
†ICU Medical	1,938	391,030
†IDEXX Laboratories	14,013	3,394,509
†Masimo	31,741	5,621,966
†Novocure	3,200	215,488

LVIP Blended Mid Cap Managed Volatility Fund–2

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Penumbra	4,700	$ 758,251
STERIS	54,232	7,590,853
Teleflex	6,300	1,845,018
West Pharmaceutical Services	21,251	3,235,465
		37,569,230
Health Care Providers & Services–1.26%
†Acadia Healthcare	17,583	322,648
†Amedisys	6,200	1,137,948
†Centene	50,532	3,002,106
†DaVita	8,600	654,116
†Guardant Health	12,926	899,650
†Henry Schein	6,900	348,588
†Molina Healthcare	12,900	1,802,259
Universal Health Services Class B	5,300	525,124
		8,692,439
Health Care Technology–0.42%
Cerner	10,200	642,498
†Veeva Systems Class A	14,400	2,251,728
		2,894,226
Hotels, Restaurants & Leisure–2.93%
Aramark	7,700	153,769
†Chipotle Mexican Grill	6,362	4,163,293
Choice Hotels International	7,500	459,375
Domino's Pizza	13,555	4,392,769
Dunkin' Brands Group	68,338	3,628,748
Hilton Worldwide Holdings	34,466	2,351,960
Marriott International Class A	5,700	426,417
MGM Resorts International	39,600	467,280
†Norwegian Cruise Line Holdings	15,700	172,072
Papa John's International	6,500	346,905
Restaurant Brands International	13,723	549,331
Royal Caribbean Cruises	8,400	270,228
Vail Resorts	5,833	861,592
Wynn Resorts	12,500	752,375
Yum Brands	5,400	370,062
Yum China Holdings	21,200	903,756
		20,269,932
Household Durables–0.27%
†Mohawk Industries	2,774	211,490
†NVR	560	1,438,701
Toll Brothers	11,400	219,450
		1,869,641
Household Products–0.59%
Church & Dwight	25,500	1,636,590
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products (continued)
Clorox	9,600	$ 1,663,200
Reynolds Consumer Products	26,730	779,714
		4,079,504
Industrial Conglomerates–0.87%
Roper Technologies	19,313	6,021,987
		6,021,987
Insurance–1.40%
Arthur J. Gallagher & Co.	69,308	5,649,295
Assurant	12,100	1,259,489
Axis Capital Holdings	15,400	595,210
Fidelity National Financial	7,400	184,112
Willis Towers Watson	11,900	2,021,215
		9,709,321
Interactive Media & Services–1.04%
†InterActiveCorp	24,808	4,446,338
†Match Group	30,212	1,995,200
†Snap Class A	32,900	391,181
†Zillow Group Class A	11,200	380,464
		7,213,183
Internet & Direct Marketing Retail–0.47%
†Chewy Class A	56,698	2,125,608
†GrubHub	5,100	207,723
†MercadoLibre	1,200	586,296
†Trip.com Group ADR	14,100	330,645
		3,250,272
IT Services–9.00%
†Black Knight	98,389	5,712,465
Booz Allen Hamilton Holding	29,781	2,044,168
†EPAM Systems	4,100	761,206
†Euronet Worldwide	15,100	1,294,372
Fidelity National Information Services	69,138	8,409,946
†Fiserv	97,826	9,292,492
†FleetCor Technologies	21,356	3,983,748
†Gartner	13,049	1,299,289
Genpact	15,300	446,760
Global Payments	110,255	15,902,078
†GoDaddy Class A	20,100	1,147,911
Leidos Holdings	14,600	1,338,090
†Okta	14,831	1,813,238
Paychex	9,500	597,740
Sabre	35,100	208,143
†Shopify Class A	1,933	805,926
†Square Class A	29,056	1,521,953
†StoneCo Class A	9,636	209,776
†Twilio Class A	14,200	1,270,758
†VeriSign	8,400	1,512,756
†WEX	13,100	1,369,605

LVIP Blended Mid Cap Managed Volatility Fund–3

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Wix.com	12,779	$ 1,288,379
		62,230,799
Leisure Products–0.14%
†Peloton Interactive Class A	35,912	953,464
		953,464
Life Sciences Tools & Services–4.52%
†Adaptive Biotechnologies	30,881	857,874
Agilent Technologies	24,000	1,718,880
†Avantor	77,543	968,512
Bio-Techne	22,451	4,257,159
Bruker	9,600	344,256
†Charles River Laboratories International	12,431	1,568,916
†ICON	29,473	4,008,328
†IQVIA Holdings	5,900	636,374
†Mettler-Toledo International	7,915	5,465,387
PerkinElmer	94,979	7,150,019
†PPD	46,281	824,265
†PRA Health Sciences	6,400	531,456
†QIAGEN	70,820	2,946,112
		31,277,538
Machinery–1.26%
Flowserve	7,200	172,008
Fortive	15,422	851,140
Graco	17,200	838,156
IDEX	10,087	1,393,116
†Middleby	11,800	671,184
Nordson	5,600	756,392
PACCAR	8,400	513,492
Snap-on	2,100	228,522
Toro	10,800	702,972
Wabtec	17,072	821,675
Woodward	9,100	540,904
Xylem	18,997	1,237,275
		8,726,836
Media–0.56%
†Altice USA Class A	153,029	3,411,016
Interpublic Group	11,800	191,042
Omnicom Group	5,200	285,480
		3,887,538
Metals & Mining–0.06%
Kirkland Lake Gold	14,700	435,120
		435,120
Multiline Retail–1.24%
Dollar General	23,000	3,473,230
†Dollar Tree	61,853	4,544,340
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail (continued)
†Ollie's Bargain Outlet Holdings	12,500	$ 579,250
		8,596,820
Multi-Utilities–0.04%
NiSource	10,500	262,185
		262,185
Oil, Gas & Consumable Fuels–0.37%
Cabot Oil & Gas	38,600	663,534
Concho Resources	9,434	404,247
Continental Resources	8,700	66,468
Diamondback Energy	7,800	204,360
HollyFrontier	15,700	384,807
Parsley Energy Class A	33,882	194,144
=†πVenture Global LNG Series B	12	46,176
=†πVenture Global LNG Series C	149	573,352
		2,537,088
Pharmaceuticals–0.75%
†Catalent	13,813	717,586
†Elanco Animal Health	123,949	2,775,218
†GW Pharmaceuticals ADR	1,600	140,112
†Jazz Pharmaceuticals	7,800	777,972
Perrigo	16,700	803,103
		5,213,991
Professional Services–6.57%
†Clarivate Analytics	279,546	5,800,579
CoreLogic	13,800	421,452
†CoStar Group	12,817	7,526,271
Equifax	30,259	3,614,438
IHS Markit	121,808	7,308,480
ManpowerGroup	2,900	153,671
Nielsen Holdings	22,600	283,404
Robert Half International	11,300	426,575
TransUnion	107,808	7,134,733
Verisk Analytics	65,399	9,115,313
Wolters Kluwer	51,403	3,638,514
		45,423,430
Real Estate Management & Development–0.06%
Jones Lang LaSalle	3,900	393,822
		393,822
Road & Rail–1.19%
JB Hunt Transport Services	12,698	1,171,137
Kansas City Southern	42,723	5,433,511
Landstar System	3,400	325,924
Old Dominion Freight Line	7,200	945,072
Schneider National Class B	20,044	387,651
		8,263,295

LVIP Blended Mid Cap Managed Volatility Fund–4

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–3.87%
Entegris	37,200	$ 1,665,444
KLA	22,209	3,192,322
Lam Research	12,000	2,880,000
Marvell Technology Group	77,374	1,750,974
Maxim Integrated Products	49,500	2,406,195
Microchip Technology	39,900	2,705,220
Monolithic Power Systems	38,164	6,390,943
†Silicon Laboratories	17,225	1,471,187
Skyworks Solutions	24,000	2,145,120
Xilinx	27,916	2,175,773
		26,783,178
Software–10.92%
†Anaplan	11,000	332,860
†ANSYS	3,600	836,892
†Atlassian Class A	19,900	2,731,474
†Autodesk	41,049	6,407,749
†Avalara	4,300	320,780
†Cadence Design Systems	146,195	9,654,718
CDK Global	13,900	456,615
†Ceridian HCM Holding	20,841	1,043,509
Constellation Software	3,713	3,374,548
†Coupa Software	13,204	1,844,995
†Crowdstrike Holdings Class A	6,471	360,305
†Datadog Class A	12,144	436,941
†DocuSign	36,583	3,380,269
†Dynatrace	16,812	400,798
†Everbridge	14,699	1,563,386
†Fortinet	17,700	1,790,709
†Guidewire Software	43,892	3,481,074
†New Relic	5,900	272,816
†Nice ADR	31,625	4,540,085
NortonLifeLock	27,800	520,138
†Palo Alto Networks	11,300	1,852,748
†Paycom Software	6,500	1,313,065
†Paylocity Holding	9,838	868,892
†Pluralsight Class A	16,798	184,442
†Proofpoint	11,300	1,159,267
†RealPage	27,806	1,471,772
†RingCentral Class A	6,408	1,357,919
†ServiceNow	22,582	6,471,550
†Slack Technologies Class A	17,008	456,495
†Splunk	21,800	2,751,814
SS&C Technologies Holdings	89,731	3,932,012
†Synopsys	13,800	1,777,302
†Tyler Technologies	18,869	5,595,791
†Workday Class A	9,400	1,224,068
†Zendesk	19,700	1,260,997
†Zoom Video Communications Class A	892	130,339
		75,559,134
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–3.29%
†AutoZone	1,215	$ 1,027,890
†Burlington Stores	38,155	6,046,041
†CarMax	16,300	877,429
†Five Below	36,472	2,566,899
†O'Reilly Automotive	17,355	5,224,723
Ross Stores	13,600	1,182,792
Tractor Supply	45,771	3,869,938
†Ulta Beauty	9,508	1,670,556
Williams-Sonoma	7,400	314,648
		22,780,916
Technology Hardware, Storage & Peripherals–0.09%
†Pure Storage Class A	47,744	587,251
		587,251
Textiles, Apparel & Luxury Goods–0.84%
†Lululemon Athletica	28,077	5,321,995
PVH	3,900	146,796
Tapestry	24,700	319,865
		5,788,656
Trading Companies & Distributors–0.25%
Fastenal	9,000	281,250
†HD Supply Holdings	32,400	921,132
Watsco	3,500	553,105
		1,755,487
Water Utilities–0.09%
American Water Works	4,997	597,441
		597,441
Total Common Stock (Cost $505,899,924)		596,036,183
CONVERTIBLE PREFERRED STOCKS–0.07%
=†πDatabricks Series F	7,776	247,135
=†πUiPath Series D1	7,537	219,480
=†πUiPath Series D2	1,266	36,866
Total Convertible Preferred Stocks (Cost $680,380)		503,481

MONEY MARKET FUND–7.08%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.32%)	48,959,556	48,959,556
Total Money Market Fund (Cost $48,959,556)		48,959,556

LVIP Blended Mid Cap Managed Volatility Fund–5

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–93.31% (Cost $555,539,860)	$645,499,220
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–6.69%	46,306,523
NET ASSETS APPLICABLE TO 46,054,473 SHARES OUTSTANDING–100.00%	$691,805,743

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2020, the aggregate value of restricted securities was $1,123,009, which represented 0.16% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Databricks Series F	10/22/2019	$333,967	$247,135
UiPath Series D1	4/30/2019	296,594	219,480
UiPath Series D2	4/30/2019	49,819	36,866
Venture Global LNG Series B	3/8/2018	36,240	46,176
Venture Global LNG Series C	10/16/2017	554,369	573,352
Total		$1,270,989	$1,123,009

The following futures contracts were outstanding at March 31, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
(519)	E-mini Russell 2000 Index	$(29,780,220)	$(27,288,583)	6/19/20	$—	$(2,491,637)
(1,397)	E-mini S&P 500 Index	(179,493,545)	(177,704,796)	6/19/20	—	(1,788,749)
(1,322)	E-mini S&P MidCap 400 Index	(190,077,160)	(171,002,895)	6/19/20	—	(19,074,265)
Total Futures Contracts					$—	$(23,354,651)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2020.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
LNG–Liquefied Natural Gas
S&P–Standard & Poor’s
See accompanying notes.
LVIP Blended Mid Cap Managed Volatility Fund–6

LVIP Blended Mid Cap Managed Volatility Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.   Futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$12,019,353	$—	$—	$12,019,353
LVIP Blended Mid Cap Managed Volatility Fund–7

LVIP Blended Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Air Freight & Logistics	$904,480	$—	$—	$904,480
Airlines	1,851,112	—	—	1,851,112
Auto Components	1,447,656	—	—	1,447,656
Automobiles	686,565	—	—	686,565
Banks	5,075,287	—	—	5,075,287
Beverages	1,243,424	—	—	1,243,424
Biotechnology	13,588,352	—	—	13,588,352
Building Products	6,088,333	—	—	6,088,333
Capital Markets	25,352,159	—	—	25,352,159
Chemicals	5,952,388	1,859,872	—	7,812,260
Commercial Services & Supplies	15,269,970	—	—	15,269,970
Communications Equipment	2,272,932	—	—	2,272,932
Construction & Engineering	402,724	—	—	402,724
Construction Materials	6,693,130	—	—	6,693,130
Consumer Finance	606,390	—	—	606,390
Containers & Packaging	4,845,506	—	—	4,845,506
Distributors	3,364,177	—	—	3,364,177
Diversified Consumer Services	12,238,472	—	—	12,238,472
Electrical Equipment	10,266,689	—	—	10,266,689
Electronic Equipment, Instruments & Components	15,614,961	—	—	15,614,961
Entertainment	12,299,649	—	—	12,299,649
Equity Real Estate Investment Trusts	16,334,089	—	—	16,334,089
Food & Staples Retailing	850,586	—	—	850,586
Food Products	4,718,592	—	—	4,718,592
Gas Utilities	565,611	—	—	565,611
Health Care Equipment & Supplies	37,569,230	—	—	37,569,230
Health Care Providers & Services	8,692,439	—	—	8,692,439
Health Care Technology	2,894,226	—	—	2,894,226
Hotels, Restaurants & Leisure	20,269,932	—	—	20,269,932
Household Durables	1,869,641	—	—	1,869,641
Household Products	4,079,504	—	—	4,079,504
Industrial Conglomerates	6,021,987	—	—	6,021,987
Insurance	9,709,321	—	—	9,709,321
Interactive Media & Services	7,213,183	—	—	7,213,183
Internet & Direct Marketing Retail	3,250,272	—	—	3,250,272
IT Services	62,230,799	—	—	62,230,799
Leisure Products	953,464	—	—	953,464
Life Sciences Tools & Services	31,277,538	—	—	31,277,538
Machinery	8,726,836	—	—	8,726,836
Media	3,887,538	—	—	3,887,538
Metals & Mining	435,120	—	—	435,120
Multiline Retail	8,596,820	—	—	8,596,820
Multi-Utilities	262,185	—	—	262,185
Oil, Gas & Consumable Fuels	1,917,560	—	619,528	2,537,088
Pharmaceuticals	5,213,991	—	—	5,213,991
Professional Services	45,423,430	—	—	45,423,430
Real Estate Management & Development	393,822	—	—	393,822
Road & Rail	8,263,295	—	—	8,263,295
Semiconductors & Semiconductor Equipment	26,783,178	—	—	26,783,178
Software	75,559,134	—	—	75,559,134
Specialty Retail	22,780,916	—	—	22,780,916
Technology Hardware, Storage & Peripherals	587,251	—	—	587,251
Textiles, Apparel & Luxury Goods	5,788,656	—	—	5,788,656
Trading Companies & Distributors	1,755,487	—	—	1,755,487
Water Utilities	597,441	—	—	597,441
Convertible Preferred Stocks	—	—	503,481	503,481
Money Market Fund	48,959,556	—	—	48,959,556
Total Investments	$642,516,339	$1,859,872	$1,123,009	$645,499,220
LVIP Blended Mid Cap Managed Volatility Fund–8

LVIP Blended Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Derivatives:

Liabilities:
Futures Contracts	$(23,354,651)	$—	$—	$(23,354,651)
During the period ended March 31, 2020, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at March 31, 2020, a portion of the Fund's common stock investments was categorized as Level 2.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
4. Subsequent Events
At a meeting of the Board of Trustees of the Trust on December 2-3, 2019, the Board approved the appointment of Schroder Investment Management North America Inc. (“SIMNA Inc.”) to subadvise the Fund’s managed volatility strategy, effective on or about May 1, 2020. The Board also approved a sub-subadvisory agreement between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Limited”), under which SIMNA Inc. employs SIMNA Limited as investment sub-subadviser to the Fund. SIMNA Inc. and SIMNA Limited will replace SSGA Funds Management, Inc. as subadviser to the Fund’s managed volatility strategy.
LVIP Blended Mid Cap Managed Volatility Fund–9